Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid insurance	$ 30	$ 100	$ 585
Prepaid expenses	189	533	514
Prepaid income taxes		888	2,393
Other receivables	46	3	264
IPO costs	1,018
Other current assets			167
Total prepaid expenses and other current assets	$ 1,283	$ 1,524	$ 3,923